WABF-P1 4/26

FRANKLIN TEMPLETON ETF TRUST

SUPPLEMENT DATED APRIL 17, 2026

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”),

EACH DATED AUGUST 1, 2025, OF

WESTERN ASSET BOND ETF (THE “FUND”)

All changes described below are effective May 1, 2026.

1. The following is added to the section titled “Fund Summary – Portfolio Managers” in the Fund’s Summary Prospectus and Prospectus:

Amit Chopra
Portfolio Manager of Western Asset and portfolio manager of the Fund since May 2026.

Rafael Zielonka
Portfolio Manager of Western Asset and portfolio manager of the Fund since May 2026.

2. The following replaces the second to last sentence of the second to last paragraph in the section titled “Fund Details – Principal Investment Policies and Practices” in the Fund’s Prospectus:

The portfolio managers of the Fund are Michael C. Buchanan, Amit Chopra, Mark S. Lindbloom, Julien A. Scholnick, Frederick R. Marki, Nicholas Mastroianni, and Rafael Zielonka.

3. The following is added to the section titled “Fund Details – Management” in the Fund’s Prospectus:

Amit Chopra

Mr. Chopra is a Portfolio Manager for Western Asset and has been employed by Western Asset as an investment professional for at least the past five years. Mr. Chopra has been a portfolio manager of the Fund since May 2026.

Rafael Zielonka

Mr. Zielonka is a Portfolio Manager for Western Asset and has been employed by Western Asset as an investment professional for at least the past five years. Mr. Zielonka has been a portfolio manager of the Fund since May 2026.

4. The following is added to the table in the section titled “Management and Other Services – Portfolio managers” in the Fund’s SAI:

Name	Type of Account	Number of Accounts Managed	Total Assets Managed (x $1 million)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based (x $1 million)
Amit Chopra*	Registered Investment Companies	9	7,141.6	None	None
	Other Pooled Investment Vehicles	4	526.8	None	None
	Other Accounts	37	16,464.2	None	None
Rafael Zielonka*	Registered Investment Companies	5	4,107.9	None	None
	Other Pooled Investment Vehicles	5	1,449.1	None	None
	Other Accounts	4	$726.4	None	None

*Information is provided as of March 31, 2026.

5. The following is added to the table in the section titled “Management and Other Services – Investment Professional Securities Ownership” in the Fund’s SAI:

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Amit Chopra*	None
Rafael Zielonka*	None

*Information is provided as of March 31, 2026

6. The following footnote is added following each reference to Julien A. Scholnick in the Fund’s Summary Prospectus, Prospectus and SAI:

* Effective September 30, 2026, Julien A. Scholnick will step down as a member of the Fund’s portfolio management team.

7. The following footnote is added following each reference to Frederick R. Marki in the Fund’s Summary Prospectus, Prospectus and SAI:

* Effective December 31, 2026, Frederick R. Marki will step down as a member of the Fund’s portfolio management team.

Please retain this supplement for future reference.